BRIDGE LOANS LIABILITIES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
BRIDGE LOANS LIABILITIES

NOTE 9 - BRIDGE LOANS LIABILITIES:

Between August 2022 to January 2023, Security Matters PTY Ltd. entered into bridge loan agreements (the “Bridge Loans”) with eleven lenders, which lent Security Matters PTY Ltd. an aggregate amount of $3,860. The Bridge Loans have a maturity date of up to two years and bear an interest rate of 10% per annum. The Bridge Loans were accounted for in accordance with the amortized cost method.

As of December 31, 2023, the principal and the accumulated interest of the bridge loans were $1,739.

As part of the Bridge Loans agreements, some of the lenders were granted two types of warrants:

(i)	Bonus Warrants - 11,045 (after reverse stock split) warrants to purchase ordinary shares of the Company at an exercise price of USD 253 per share and a first priority security interest in the shares of Security Matters PTY’s interest in trueGold Consortium Pty Ltd.

The Bonus Warrants term is five years commencing upon the closing of the Business Combination.

Management utilized a third-party appraiser to assist them in valuing the Bonus Warrants The fair value of the Bonus Warrants was calculated using the Black and Scholes model.

As of December 31, 2023, and as of December 31, 2022, the fair value of the Bonus Warrants was nil and $24 respectively.

(i)	Redeemable Warrants Type 1 - 15,545 (after reverse stock split) warrants to purchase ordinary shares of SMX at a purchase price of USD 253 per share. The Redeemable Warrants Type 1 term is five years commencing upon the BCA (see to Note 1B).

●	50.00% of the Redeemable Warrants Type 1 shall be redeemable on a non-cumulative basis at the option of the holder, during the 30 days following the Business Combination for USD 110 per warrant.

●	25.00% of the Redeemable Warrants Type 1 shall be redeemable on a non-cumulative basis at the option of the holder for the 30 days following the third anniversary of the Business Combination for

●	25.00% of the Redeemable Warrants Type 1 shall be redeemable on a non-cumulative basis at the option of the holder for the 30 days following the fourth anniversary of the Business Combination for USD 110 per warrant.

Management utilized a third-party appraiser to assist them in valuing the Redeemable Warrants Type 1. The fair value of the Redeemable Warrants Type 1 was calculated using Monte-Carlo simulation model.

As of December 31, 2023, and as of December 31, 2022, the fair value of the Redeemable Warrants Type 1 was $72 and $1,973 respectively.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)

NOTE 9 - BRIDGE LOANS LIABILITIES (CONT.):

(ii)	Redeemable Warrants Type 2 – 10,454 (after reverse stock split) warrants to purchase ordinary shares of SMX PLC at a purchase price of USD 253 per share. The Redeemable Warrants Type 2 term is five years commencing upon the SPAC transaction (see also Note 1B).

●	50.00% of the Redeemable Warrants Type 2 shall be redeemable on a non-cumulative basis at the option of the holder, during the 30 days following the first anniversary of the Business Combination for USD 110 per warrant.
●	50.00% of the Redeemable Warrants Type 2 shall be redeemable on a non-cumulative basis at the option of the holder, during the 30 days following the second anniversary of the Business Combination for USD 110 per warrant.

Management utilized a third-party appraiser to assist them in valuing the Redeemable Warrants Type 2. The fair value of the Redeemable Warrants Type 2 was calculated using Monte-Carlo simulation model.

As of December 31, 2023, and as of December 31, 2022, the fair value of the Redeemable Warrants Type 2 was $421 and $696 respectively.

Each investor has the option to decide that the Company will satisfy any or each redemption through the issuance of ordinary shares of the Company based upon a 20% discount to the 20-trading day VWAP preceding each such anniversary.

The main assumptions used in the three valuation models as of December 31, 2023 described above were: (1) risk free rate 3.91%; (2) volatility of assets 73.74%; and (3) excepted terms of the warrants 4.18 years. All warrants were classified as a derivative financial liability and are re-measured each reporting date, with changes in fair value recognized in finance expense (income), net.

The main assumptions used in the three valuation models as of December 31, 2022 described above were: (1) risk free rate 3.99%; (2) volatility of assets 81.03%; and (3) excepted terms of the warrants -5.18 years. All warrants were classified as a derivative financial liability and are re-measured each reporting date, with changes in fair value recognized in finance expense (income), net.

On March 2023, the Company signed an addendum to the Bridge Loans agreements which convert principal amount of $1,350 and redeemable warrants at the amount of $1,000 into 872,418 ordinary shares.

On December 31, 2023, the Company signed an addendum to the Bridge Loans agreements which convert principal amount of $750 and redeemable warrants at the amount of $1,450 into 4,032,256 ordinary shares. According to the addendum the company has issued to the lenders an aggregate of fully paid 4,032,256 warrants to purchase up to an aggregate of 4,032,256 ordinary shares at an exercise price of $1.17 per share. The Warrants were exercisable immediately upon issuance and will expire three years following their issuance.

The warrants include a cashless exercise mechanism, according to the terms specified in the addendum and it’s according to the lender election. (the “Cashless Warrants”).

Therefore, the Company accounts for the Cashless Warrants as financial liability instruments that measured at fair value and recognized financial expenses or income through profit and loss.

The Company valued each Cashless Warrants at $0.25 per warrant by using the Black-Scholes option-pricing model The key inputs that were used in the Cashless Warrants fair value as of December 31, 2023 were:

●	risk-free interest rate 4.13%
●	expected volatility 70.39%
●	expected dividend yield of 0%
●	expected term of warrants – 3 years

As of December 31, 2023 the Cashless Warrants fair value was $1,023

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)